INCOME TAXES (Details 1) - USD ($)	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Taxes [Abstract]
Operating losses carried forward	$ 53,568,000	$ 43,306,000	$ 29,384,000
Investment tax credits	149,000	154,000	147,000
Equipment and intangible assets	128,000	71,000	13,000
Financing costs	$ 2,771,000	$ 1,710,000	$ 1,760,000